Equity (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Equity [Abstract]
Issued as of April 01	434,102,399	183,332,460
Issued for cash	0	249,998,963
Exercise of share options	505,290	770,976
Issued as of March 31	434,607,689	434,102,399
Value	₨ 4,359	₨ 4,354